SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
Disclosure of Share-based Payment Expense

	US Dollars
Figures in millions	2021	2020	2019
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	—	1	6
Deferred Share Plan (DSP)	22	14	13
Other	—	1	2
	22	16	21

Cash-settled share incentive scheme	—	—	21
Total share-based payment expense (note 8)	22	16	42

Disclosure of Fair Value and Terms of Equity Schemes

Award date (unvested awards and awards vested during the year)	2018
Calculated fair value	R	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

Award date (unvested awards and awards vested during the year)	2021		2020		2019
Calculated fair value	R	308.97	R	325.97	R	204.42

DSP 2 year
Vesting date 50%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 50%	24 Feb 2023		25 Feb 2022		21 Feb 2021

DSP 3 year
Vesting date 33%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 33%	24 Feb 2023		25 Feb 2022		21 Feb 2021
Vesting date 34%	24 Feb 2024		25 Feb 2023		21 Feb 2022

DSP 5 year
Vesting date 20%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 20%	24 Feb 2023		25 Feb 2022		21 Feb 2021
Vesting date 20%	24 Feb 2024		25 Feb 2023		21 Feb 2022
Vesting date 20%	24 Feb 2025		25 Feb 2024		21 Feb 2023
Vesting date 20%	24 Feb 2026		25 Feb 2025		21 Feb 2024

Expiry date	24 Feb 2031		25 Feb 2030		21 Feb 2029

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Disclosure of Activity of Equity Schemes

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	1,005,977	2,141,415	4,557,919
Awards granted during the year	—	—	—
Awards lapsed during the year	—	—	(109,065)
Awards exercised during the year	(156,294)	(1,135,438)	(2,307,439)
Awards outstanding at end of year	849,683	1,005,977	2,141,415
Awards exercisable at end of year	849,683	1,005,977	1,207,936

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	2,289,762	1,599,360	—
Awards granted during the year	1,185,348	1,176,532	1,669,191
Awards lapsed during the year	(322,814)	(155,575)	(55,208)
Awards exercised during the year	(459,913)	(330,555)	(14,623)
Awards outstanding at end of year	2,692,383	2,289,762	1,599,360
Awards exercisable at end of year	588,694	183,439	—

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	111,562	229,639	447,842
Awards lapsed during the year	—	—	—
Awards exercised during the year	(2,333)	(118,077)	(218,203)
Awards outstanding at end of year	109,229	111,562	229,639
Awards exercisable at end of year	109,229	111,562	229,639